Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Profit before income taxes	¥ 1,642,384	¥ 879,565	¥ 1,070,190
Depreciation, amortization and impairment losses excluding equipment on operating leases	794,366	721,630	611,063
Share of profit of investments accounted for using the equity method	(110,817)	(117,445)	(202,512)
Finance income and finance costs, net	(141,250)	(71,661)	(56,352)
Interest income and interest costs from financial services, net	(152,041)	(146,461)	(155,872)
Changes in assets and liabilities
Trade receivables	(138,323)	(155,924)	(24,037)
Inventories	(67,833)	(171,467)	(208,895)
Trade payables	36,516	105,272	50,122
Accrued expenses	157,582	42,122	(68,811)
Provisions and retirement benefit liabilities	263,593	90,880	(156,079)
Receivables from financial services	(1,454,357)	(41,480)	509,741
Equipment on operating leases	12,661	768,070	171,600
Other assets and liabilities	58,325	218,369	28,981
Other, net	(48,219)	(1,222)	(19,782)
Dividends received	158,092	244,902	193,555
Interest received	560,709	324,234	237,724
Interest paid	(283,447)	(159,020)	(97,884)
Income taxes paid, net of refund	(540,663)	(401,342)	(203,130)
Net cash provided by operating activities	747,278	2,129,022	1,679,622
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(348,680)	(475,048)	(268,143)
Payments for additions to and internally developed intangible assets	(259,985)	(157,440)	(181,083)
Proceeds from sales of property, plant and equipment and intangible assets	14,418	16,206	27,108
Proceeds from sales of subsidiaries, net of cash and cash equivalents disposed of	(18,544)	740
Payments for acquisitions of investments accounted for using the equity method	(173,767)	(23,826)
Payments for acquisitions of other financial assets	(282,076)	(527,334)	(488,631)
Proceeds from sales and redemptions of other financial assets	201,367	488,642	534,693
Net cash used in investing activities	(867,267)	(678,060)	(376,056)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	10,020,736	9,127,333	7,487,724
Repayments of short-term financing liabilities	(10,045,118)	(8,684,799)	(7,960,144)
Proceeds from long-term financing liabilities	3,654,964	971,067	2,002,823
Repayments of long-term financing liabilities	(2,056,083)	(2,382,190)	(1,761,561)
Dividends paid to owners of the parent	(241,865)	(213,475)	(188,402)
Dividends paid to non-controlling interests	(66,855)	(51,376)	(53,813)
Purchases and sales of treasury stock, net	(250,009)	(156,622)	(62,180)
Repayments of lease liabilities	(80,513)	(78,297)	(80,165)
Other, net	(16,611)
Net cash provided by (used in) financing activities	918,646	(1,468,359)	(615,718)
Effect of exchange rate changes on cash and cash equivalents	352,894	145,480	229,063
Net change in cash and cash equivalents	1,151,551	128,083	916,911
Cash and cash equivalents at beginning of year	3,803,014	3,674,931	2,758,020
Cash and cash equivalents at end of year	¥ 4,954,565	¥ 3,803,014	¥ 3,674,931